Expense Example	May 01, 2026 USD ($)
LoCorr Macro Strategies Fund | LoCorr Macro Strategies Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 866
Expense Example, with Redemption, 3 Years	1,165
Expense Example, with Redemption, 5 Years	1,589
Expense Example, with Redemption, 10 Years	2,765
LoCorr Macro Strategies Fund | LoCorr Macro Strategies Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	378
Expense Example, with Redemption, 3 Years	852
Expense Example, with Redemption, 5 Years	1,453
Expense Example, with Redemption, 10 Years	3,076
LoCorr Macro Strategies Fund | LoCorr Macro Strategies Fund, Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	177
Expense Example, with Redemption, 3 Years	550
Expense Example, with Redemption, 5 Years	947
Expense Example, with Redemption, 10 Years	2,058
LoCorr Long/Short Commodities Strategy Fund | LoCorr Long/Short Commodities Strategy Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	905
Expense Example, with Redemption, 3 Years	1,283
Expense Example, with Redemption, 5 Years	1,787
Expense Example, with Redemption, 10 Years	3,163
LoCorr Long/Short Commodities Strategy Fund | LoCorr Long/Short Commodities Strategy Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	419
Expense Example, with Redemption, 3 Years	974
Expense Example, with Redemption, 5 Years	1,654
Expense Example, with Redemption, 10 Years	3,467
LoCorr Long/Short Commodities Strategy Fund | LoCorr Long/Short Commodities Strategy Fund, Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	219
Expense Example, with Redemption, 3 Years	676
Expense Example, with Redemption, 5 Years	1,159
Expense Example, with Redemption, 10 Years	2,493
LoCorr Market Trend Fund | LoCorr Market Trend Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	872
Expense Example, with Redemption, 3 Years	1,184
Expense Example, with Redemption, 5 Years	1,620
Expense Example, with Redemption, 10 Years	2,827
LoCorr Market Trend Fund | LoCorr Market Trend Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	384
Expense Example, with Redemption, 3 Years	871
Expense Example, with Redemption, 5 Years	1,484
Expense Example, with Redemption, 10 Years	3,138
LoCorr Market Trend Fund | LoCorr Market Trend Fund, Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	184
Expense Example, with Redemption, 3 Years	569
Expense Example, with Redemption, 5 Years	980
Expense Example, with Redemption, 10 Years	2,127
LoCorr Dynamic Opportunity Fund | LoCorr Dynamic Opportunity Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	923
Expense Example, with Redemption, 3 Years	1,398
Expense Example, with Redemption, 5 Years	1,998
Expense Example, with Redemption, 10 Years	3,610
LoCorr Dynamic Opportunity Fund | LoCorr Dynamic Opportunity Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	438
Expense Example, with Redemption, 3 Years	1,094
Expense Example, with Redemption, 5 Years	1,870
Expense Example, with Redemption, 10 Years	3,903
LoCorr Dynamic Opportunity Fund | LoCorr Dynamic Opportunity Fund, Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	238
Expense Example, with Redemption, 3 Years	799
Expense Example, with Redemption, 5 Years	1,387
Expense Example, with Redemption, 10 Years	2,979
LoCorr Spectrum Income Fund | LoCorr Spectrum Income Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1,002
Expense Example, with Redemption, 3 Years	1,580
Expense Example, with Redemption, 5 Years	2,279
Expense Example, with Redemption, 10 Years	4,121
LoCorr Spectrum Income Fund | LoCorr Spectrum Income Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	521
Expense Example, with Redemption, 3 Years	1,282
Expense Example, with Redemption, 5 Years	2,157
Expense Example, with Redemption, 10 Years	4,402
LoCorr Spectrum Income Fund | LoCorr Spectrum Income Fund, Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	322
Expense Example, with Redemption, 3 Years	993
Expense Example, with Redemption, 5 Years	1,689
Expense Example, with Redemption, 10 Years	3,537
LoCorr Hedged Core Fund | LoCorr Hedged Core Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	888
Expense Example, with Redemption, 3 Years	1,240
Expense Example, with Redemption, 5 Years	1,717
Expense Example, with Redemption, 10 Years	3,028
LoCorr Hedged Core Fund | LoCorr Hedged Core Fund, Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	201
Expense Example, with Redemption, 3 Years	630
Expense Example, with Redemption, 5 Years	1,084
Expense Example, with Redemption, 10 Years	2,345
LoCorr Strategic Allocation Fund | LoCorr Strategic Allocation Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	851
Expense Example, with Redemption, 3 Years	1,310
LoCorr Strategic Allocation Fund | LoCorr Strategic Allocation Fund, Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	162
Expense Example, with Redemption, 3 Years	$ 704